SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Translation of amounts

December 31, 2024
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2993	US$1=RMB7.1933
US$ against VND	US$1=VND25480.0000	US$1=VND25068.6667

December 31, 2023
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.0999	US$1=RMB7.0896

December 31, 2022
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.8972	US$1=RMB6.7518

Schedule of Concentration of customers and suppliers

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s total revenue
Customer A	45%	52%	44%
Customer B	39%	24%	12%

Accounts receivable due from those customers were as follows:

	As of December 31,
	2023	2024
Percentage of the Company’s accounts receivables
Customer B	52%	28%
Customer C	15%	18%
Customer D	*	16%
Customer E	*	13%

* represents percentage less than 10%.

The suppliers whose purchase individually represented greater than 10% of the total cost of revenue of the Company for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s total purchase
Supplier A	20%	20%	16%
Supplier B	*	18%	14%
Supplier C	23%	15%	13%

* represents percentage less than 10%.

Accounts payable due to those suppliers were as follows:

	As of December 31,
	2023	2024
Percentage of the Company’s accounts payables
Supplier A	21%	19%
Supplier B	17%	15%
Supplier C	15%	11%

Schedule of Property, plant and equipment, net
Schedule of Property, plant and equipment, net
Category	Useful lives	Estimated residual value
Buildings	20 years	5%
Machinery and equipment	10 years	10%
Motor Vehicles	5 years	10%
Furniture and fixtures	5 years	5%
Electronic office equipment	3 years	5%